EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 87	$ 86	$ 2,473
AB Qualified Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	87	86
Defined benefit plan, fair value of plan assets, excluding net asset value investments	68	67
Defined benefit plan, alternative investments, fair value of plan assets	19	19
AB Qualified Retirement Plan | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	68	67
AB Qualified Retirement Plan | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	0	0
AB Qualified Retirement Plan | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	0	0
AB Qualified Retirement Plan | Common and preferred equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	21	22
AB Qualified Retirement Plan | Common and preferred equity | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	21	22
AB Qualified Retirement Plan | Mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	47	45
AB Qualified Retirement Plan | Mutual funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 47	$ 45